Offerings - Offering: 1	Aug. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, par value CHF 0.03
Amount Registered | shares	694,268
Proposed Maximum Offering Price per Unit	3.2950
Maximum Aggregate Offering Price	$ 2,287,613.06
Fee Rate	0.01381%
Amount of Registration Fee	$ 315.92
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the common shares, par value CHF 0.05 per share, or Common Shares, being registered hereby also include an indeterminate number of additional Common Shares as may from time to time become issuable by reason of share splits, stock dividends, recapitalizations or other similar transactions.

Consists of (i) 347,134 Common Shares issued in a private placement pursuant to an July 2026 securities purchase agreement, or the July 2026 SPA and (ii) 347,134 Common Shares issuable upon the exercise of warrants issued in a private placement pursuant to the July 2026 SPA.. All Common Shares are to be offered for resale by the selling shareholder named in the prospectus contained in this Registration Statement on Form F-3.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high ($3.40) and low ($3.19) sales prices of the Common Shares on the Nasdaq Capital Market on August 18, 2026.

The Registrant will not receive any proceeds from the sale of its Common Shares by the selling shareholders.